Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 224,643	$ 39,800
Cost of sales	135,008	47,887
Gross profit	89,635	(8,087)
Expenses
Demo Parts	3,217	34,393
Bank Service Charges	718	648
Office Expenses	38,279	17,090
Organization Costs	22,930	23,808
Insurance	24,518	8,372
Professional	1,152,798	1,416,527
Travel	15,645	22,158
Patent License Fee	106,065	0
Amortization of Intangible Assets	48,220	0
Total Expenses	1,412,390	1,522,996
Other Income (Expenses):
Interest expense	(291,729)	(12)
Miscellaneous Income	1,185	0
Total Other Income (Expense)	(290,544)	(12)
Net Loss Before Income Taxes	(1,613,299)	(1,531,095)
Income Tax Benefit	0	0
Net Loss	$ (1,613,299)	$ (1,531,095)
Loss per common share	$ (0.04)	$ (0.04)
Weighted average number of shares outstanding - Basic and Diluted	40,601,683	36,241,821